Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 752.71
Total Fee Amount	924.94
Total Transaction Valuation	7,430,195.00
Total Offset Amount	0.00
Net Fee	$ 172.23
Offering Table N/A
Offset Table N/A	N/A